SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020	Jan. 01, 2019
Property, Plant and Equipment [Line Items]
Cash equivalents	$ 0		$ 0		$ 0
Federal depository insurance coverage	250,000		250,000		250,000
Allowance for doubtful accounts	12,943		12,943		38,000	$ 52,400
Operating lease right-of-use asset	1,606,884		1,606,884		1,533,010	490,984
Operating lease liability	332,519		332,519		307,013	151,867
Noninterest Expense Offering Cost					307,494	98,198
Retained Earnings (Accumulated Deficit)	18,632,103		18,632,103		12,291,899	6,195,044
Net Income (Loss) Available to Common Stockholders, Basic					6,194,828	2,665,779
Net Cash Provided by (Used in) Operating Activities			2,105,623	$ 342,099	$ 1,391,938	1,523,262
Commitments from Franchise Agreements					As a result, all of our corporate and franchised Simplicity Gaming Centers had been closed effective April 1, 2020. Although our franchise agreements with franchisees of Simplicity Gaming Centers require a minimum monthly royalty payment to us from the franchisees regardless of whether the franchised Simplicity Gaming Centers are operating, there is a potential risk that franchisees of Simplicity Gaming Centers will default in their obligations to pay their minimum monthly royalty payment to us
Cost, Depreciation		$ 46,114		73,248
Gross Profit	358,421	182,775	656,139	315,731	$ 537,613	269,869
Working capital	1,073,665		1,073,665
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	2,165,726	1,013,693	$ 6,431,470	1,684,793	$ 6,194,828	$ 2,665,779
Franchise [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset, useful life			10 years
Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Operating lease right-of-use asset	$ 1,581,863		$ 1,581,863				$ 110,003
Operating lease liability							$ 107,678
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			3 years		3 years
Finite lived intangible asset, useful life			2 years		3 years
Cost, Depreciation		113,771		181,416
Gross Profit		182,775		315,731
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			5 years		5 years
Finite lived intangible asset, useful life			10 years		5 years
Cost, Depreciation		67,657		108,168
Gross Profit		$ 228,889		$ 388,979
Simplicity One Brasil Ltd [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	76.00%		76.00%		76.00%
Simplicity Happy Valley, LLC and Simplicity Redmond, LLC [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	79.00%		79.00%		79.00%
Simplicity El Paso [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage					51.00%
Simplicity ElPaso LLC [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	51.00%		51.00%